Expense Example {- Fidelity Asset Manager 70%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-11 - Fidelity Asset Manager 70% - Fidelity Asset Manager 70%	Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835